Prepaid Sales (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) oz	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from prepaid sales | $		$ 30,000	$ 120,000
Deferred revenue earned | $		$ 60,000	$ 0
2016 Gold Delivery Contracts | Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from prepaid sales | $	$ 120,000
Prepaid sales contract volume | oz	103,266
Prepaid sales volume delivered | oz		51,633
Deferred revenue earned | $		$ 60,000
2017 Gold Delivery Contract | Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from prepaid sales | $		$ 30,000
Prepaid sales contract volume | oz		25,282
2016 and 2017 Gold Delivery Contracts | Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepaid sales contract volume | oz		76,915
Deferred income | $		$ 90,000
2016 and 2017 Gold Delivery Contracts | Gold and Silver Ores | 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepaid sales contract volume | oz		51,633
2016 and 2017 Gold Delivery Contracts | Gold and Silver Ores | 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepaid sales contract volume | oz		25,282